                                   Law Offices
                                       of
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                         1220 19th Street NW, Suite 600
                             Washington, D.C. 20036
                                 (202) 419-8417

                                                            1933 Act Rule 497(j)
                                                       1933 Act File No. 2-73024
                                                      1940 Act File No. 811-3213

Direct Dial: (202) 419-8417

                                   May 1, 2008

FILED VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

         Re:   Nationwide Variable Insurance Trust (the "Registrant")
                  SEC File Nos. 2-73024 and 811-3213
                  Rule 497(j) filing

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended,  this letter serves as  certification  that the form of the Prospectus for each of the following funds:

NVIT Investor Destinations Aggressive Fund
NVIT Investor Destinations Moderately Aggressive Fund
NVIT Investor Destinations Moderate Fund
NVIT Investor Destinations Moderately Conservative Fund
NVIT Investor Destinations Conservative Fund

that  would  have  been  filed  under  paragraph  (c) of Rule 497 would not have differed from that contained in  Post-Effective  Amendment  Nos.  119/120 to the
Registration  Statement of the Nationwide Variable Insurance Trust that has been filed electronically.

     Post-Effective  Amendment Nos. 119/120 became effective with the Securities and Exchange Commission on May 1, 2008.

     If you have any  questions  with the respect to the  filing,  please do not hesitate to telephone the undersigned at (202) 419-8417.

                                                               Very truly yours,

                                                          /s/ Prufesh R. Modhera
                                                              Prufesh R. Modhera